Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	92 Months Ended	93 Months Ended	110 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000146453
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%		6.26%			4.29%
C000146455
Average Annual Return [Line Items]
Average Annual Return, Percent	20.17%		13.36%			11.24%
C000075764
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%		(0.48%)				0.98%
C000183413
Average Annual Return [Line Items]
Average Annual Return, Percent	12.56%	3.27%
C000075765
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%		6.76%				4.96%
C000173961
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%		0.94%	1.68%
C000116967
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		0.67%				1.86%
C000027523
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%		1.61%				0.99%
C000173957
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%		6.20%		6.91%
C000075766
Average Annual Return [Line Items]
Average Annual Return, Percent	10.56%		5.94%				3.78%
C000173958
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%		10.14%		10.43%
C000075767
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%		9.86%				8.65%
C000027542
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%		6.68%				6.14%
C000183414
Average Annual Return [Line Items]
Average Annual Return, Percent	19.98%	7.51%
C000075769
Average Annual Return [Line Items]
Average Annual Return, Percent	19.83%		11.39%				5.75%
C000173959
Average Annual Return [Line Items]
Average Annual Return, Percent	32.94%		19.16%		18.89%
C000087885
Average Annual Return [Line Items]
Average Annual Return, Percent	32.67%		18.87%				15.67%
C000173960
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%		8.66%		9.19%
C000087886
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%		8.42%				7.58%
C000048319
Average Annual Return [Line Items]
Average Annual Return, Percent	24.26%		14.71%				12.58%
C000048320
Average Annual Return [Line Items]
Average Annual Return, Percent	23.93%		14.42%				12.30%
C000173956
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%		7.68%		8.91%
C000048313
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%		7.39%				7.63%
C000027546
Average Annual Return [Line Items]
Average Annual Return, Percent	13.82%		10.37%				10.16%
MSCI World ex-USA Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%		6.55%			4.78%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%		14.14%			12.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%		(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(2.99%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%		(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%		(0.23%)	0.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%		(0.23%)				1.35%
3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%		2.18%				1.53%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%		6.46%		7.17%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%		6.46%				4.33%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%		14.14%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%		14.14%				12.15%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%		(0.23%)				1.35%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%	7.54%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%		11.78%				9.16%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%		14.61%		14.68%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%		14.61%				12.51%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%		14.61%		14.68%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%		14.61%				12.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%		15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%		15.05%				12.86%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%		14.14%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%		14.14%				12.15%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%		(0.23%)				1.35%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%		6.98%			5.28%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%		6.46%			4.76%
MSCI World ex-USA Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%		7.11%			5.33%
Income & Growth Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.10%	2.49%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	11.04%
Income & Growth Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.10%		6.08%				6.12%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%		15.05%				12.86%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%		6.98%		7.71%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%		6.98%				4.84%
S&P 400 MidCap
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%		10.27%		10.64%
S&P 400 MidCap
Average Annual Return [Line Items]
Average Annual Return, Percent	13.57%		10.27%				9.14%
Moderate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%		9.15%				8.43%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%		15.05%				12.86%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.75%	8.06%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.75%		12.32%				9.73%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	33.48%		19.34%		19.22%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	33.48%		19.34%				16.33%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%		9.01%		9.55%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%		9.01%				8.23%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%		8.06%		9.28%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%		8.06%				8.24%
Moderate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%		9.15%				8.43%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%		15.05%				12.86%